Loans (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	[1]	$ 5,702,258	$ 5,448,788
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		5,778,424	5,505,658
Financial institutions [Member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		3,082,790	2,657,444
Industrial [Member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		986,262	772,238
Oil and petroleum derived products [Member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		634,615	735,413
Agricultural [Member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		446,960	501,241
Services [Member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		393,925	430,717
Mining [Member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		20,000	231,687
Soverign [Member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		59,026	0
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		$ 154,846	$ 176,918

[1]	The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.